Deferred tax	12 Months Ended
Dec. 31, 2020
Deferred tax
Deferred tax

19.   Deferred tax

The movements in deferred tax assets and liabilities during the periods, without taking into account the offsetting of balances, are as follows:

Deferred tax assets

		Impairment
		of trade	Accrued
	Tax loss	receivables	expense	Leases	Others	Total
At 1 January 2020 (Successor)	1,782	29,882	20,841	6,708	927	60,140
Credited /(debited) to income statement	4,875	(5,776)	(14,744)	3,447	12	(12,186)

Gross deferred tax assets at 31 December 2020 (Successor)	6,657	24,106	6,097	10,155	939	47,954

		Impairment		Property
		of trade	Accrued	and
	Tax loss	receivables	expense	equipment	Leases	Others	Total
At 1 January 2019 (Predecessor)	2,768	31,168	19,936	2,137	—	807	56,816
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	—	—	—	(1,904)	—	—	(1,904)

(Debited)/credited to income statement	(986)	(1,286)	905	(233)	6,708	120	5,228

Gross deferred tax assets at 31 December 2019 (Successor)	1,782	29,882	20,841	—	6,708	927	60,140

Deferred tax liabilities

		Contracts	Property and
	Brand	with insurers	equipment	Leases	Others	Total
At 1 January 2020 (Successor)	(432,300)	(205,179)	(16,627)	(28,177)	(571)	(682,854)
Acquisition of a subsidiary (Note23)	—	—	(522)	—	—	(522)
Credited to income statement	—	13,712	385	2,046	102	16,245
Gross deferred tax liabilities at 31 December 2020 (Successor)	(432,300)	(191,467)	(16,764)	(26,131)	(469)	(667,131)

		Contracts
		with	Property and
	Brand	insurers	equipment	Leases	Others	Total
At 1 January 2019 (Predecessor)	(248,125)	(16,572)	(795)	—	(290)	(265,782)
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	248,125	15,085	93	—	—	263,303
Addition arising from the Business Combination	(432,300)	(205,675)	(16,150)	(28,203)	—	(682,328)
Credited/(debited) to income statement	—	1,983	225	26	(281)	1,953
Gross deferred tax liabilities at 31 December 2019 (Successor)	(432,300)	(205,179)	(16,627)	(28,177)	(571)	(682,854)

For presentation purposes, certain deferred tax assets and liabilities have been offset in financial position. The offset amounts are as follows:

	2020	2019
Deferred tax assets	47,954	60,140
Offset with deferred tax liabilities	(1,169)	(1,139)
Net deferred tax assets recognized in the consolidated statement of financial position	46,785	59,001

	2020	2019
Deferred tax liabilities	(667,131)	(682,854)
Offset with deferred tax assets	1,169	1,139
Net deferred tax liabilities recognized in the consolidated statement of financial position	(665,962)	(681,715)

Deferred tax assets have not been recognized in respect of the following items:

	2020	2019
Tax losses	1,112,091	920,192
Deductible temporary differences	97,784	60,763

	1,209,875	980,955

Pursuant to the PRC EIT Law, 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in PRC. The requirement is effective from 1 January 2008 and applies to earnings after 31 December 2007. At 31 December 2020 and 2019, no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company and the Group’s subsidiaries established in PRC. In the opinion of management of the Company, the Group’s earnings will be retained in PRC for the expansion of the Group’s operation, so it is not probable that these subsidiaries will distribute such earnings in the foreseeable future. Deferred income tax assets are recognized for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. The Group did not recognize deferred income tax assets of RMB278,023 and RMB230,048 in respect of certain PRC subsidiaries’ accumulated tax losses of RMB1,112,091 and RMB920,192 as at 31 December 2020 and 2019 that can be carried forward against future taxable income and will expire between 2021 and 2025, and 2020 and 2024, respectively.